Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments — at fair value:
Total investments	$ 10,614,363,064	$ 8,829,575,028
Receivables:
Participant notes receivable	109,974,723	100,917,529
Accrued dividends and interest	2,051,805	1,975,544
Total receivables	112,026,528	102,893,073
Total assets	10,726,389,592	8,932,468,101
Liabilities
Total liabilities	0	0
Net Assets Available for Benefits	10,726,389,592	8,932,468,101
Mutual funds
Investments — at fair value:
Total investments	5,501,916,540	5,672,379,601
Self-directed brokerage accounts
Investments — at fair value:
Total investments	2,662,100,930	2,198,004,419
Common stock funds of The Charles Schwab Corporation
Investments — at fair value:
Total investments	778,750,555	625,513,098
Cash and cash equivalent
Investments — at fair value:
Total investments	395,514,060	333,677,910
Common Collective Trust
Investments — at fair value:
Total investments	$ 1,276,080,979	$ 0